INCENTIVE PLANS - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Options (in shares):
Outstanding, beginning of period (in shares)	6,656,588	26,514,119	31,508,106
Canceled (in shares)	(25,334)	(7,901)	(28,257)
Expired (in shares)	(2,613,909)	(1,646,581)	(602,093)
Exercised (in shares)	(2,489,949)	(18,203,048)	(4,363,637)
Outstanding, end of period (in shares)	1,527,396	6,656,588	26,514,119
Exercisable, end of period	1,527,396	6,656,588	26,514,119
Weighted- average exercise price (in dollars per share):
Outstanding, beginning of period (in dollars per share)	$ 131.78	$ 67.92	$ 48.00
Canceled (in dollars per share)	40.80	40.80	40.80
Expired (in dollars per share)	48.80	40.85	242.43
Exercised (in dollars per share)	49.10	41.39	40.82
Outstanding, end of period (in dollars per share)	67.92	48.00	50.72
Intrinsic value per share (in dollars per share):
Outstanding (in dollars per share)	0.00	0.00	6.11	$ 1.39
Exercised (in dollars per share)	$ 6.60	$ 13.03	$ 11.37
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award expiration period	6 years
Cash received from employee stock option exercises	$ 53